Financial Information By Industry Segment And Geographic Area Financial Information By Industry Segment and Geographic Area (Information By Geographic Area, Net Sales Footnotes) (Details) - USD ($)
$ in Billions
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States (e)
Segment Reporting Information [Line Items]
Segment reporting information, unaffiliated revenue	$ 2.0	$ 2.0	$ 2.3